Supplement (Vanguard High-Yield Corporate Fund)	12 Months Ended
Jan. 31, 2013
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard High-Yield Corporate Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated May 28, 2014

Prospectus and Summary Prospectus Text Changes

The following paragraph replaces a similar paragraph under the heading Annual Total Returns:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Under the same heading, the 'Average Annual Total Returns' table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard High-Yield Corporate Fund Investor Shares 4.54% 14.89% 6.86%

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index 7.44% 18.93% 8.62%

High-Yield Corporate Composite Index 5.9 15.68 -

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. As index weighted 95% Barclays U.S. High-Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1-5 Year Treasury Bond Index.

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PSI 029 112014

Vanguard Marketing Corporation, Distributor.

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard High-Yield Corporate Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(TM) Shares for Participants Dated May 28, 2014

Prospectus and Summary Prospectus Text Changes

The following paragraph replaces a similar paragraph under the heading Annual Total Returns:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Under the same heading, the 'Average Annual Total Returns' table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard High Yield Corporate Fund Admiral Shares 4.64% 15.02% 6.98%

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index 7.44% 18.93% 8.62%

High-Yield Corporate Composite Index 5.9 15.68 -

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. As index weighted 95% Barclays U.S. High-Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1-5 Year Treasury Bond Index.

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PSI 529 112014

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard High-Yield Corporate Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral(TM) Shares Dated May 28, 2014

Prospectus and Summary Prospectus Text Changes

The following paragraph replaces a similar paragraph under the heading Annual Total Returns:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Under the same heading, the 'Average Annual Total Returns' table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

Vanguard High-Yield Corporate Fund Investor Shares

Return Before Taxes 4.54% 14.89% 6.86%

Return After Taxes on Distributions 1.96 12.02 4.15

Return After Taxes on Distributions and Sale of Fund Shares 2.53 10.67 4.20

Vanguard High Yield Corporate Fund Admiral Shares

Return Before Taxes 4.64% 15.02% 6.98%

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index 7.44% 18.93% 8.62%

High-Yield Corporate Composite Index 5.9 15.68 -

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. As index weighted 95% Barclays U.S. High-Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1-5 Year Treasury Bond Index.

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PS 29 112014

Vanguard Marketing Corporation, Distributor.